COMMITMENTS, CONTINGENCIES AND LITIGATION (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of credit agreements

	December 31,
	2015	2014
Outstanding principal balance on the term loan, less unamortized discount of $6.5 million and $8.0 million, respectively	$287,457	$288,994
Outstanding balance on the revolving credit facility	31,000	10,000
Letters of credit issued with proceeds from revolving credit facility	4,144	6,329
Borrowing capacity	14,856	33,671
Interest rate – term loan	6.0%	6.0%
Interest rate – revolving credit facility	4.7%	4.7%

Maturities of the term loan are as follows:
2016		$3,000
2017		3,000
2018		3,000
2019		285,000
		$294,000

Schedule of future minimum capital lease payments and the present value of the minimum lease payments for all capital leases

2016	$13,176
2017	12,376
2018	11,900
2019	10,085
2020	7,187
Thereafter	27,682
Remaining capital lease payments	82,406
Less: amounts representing imputed interest	(25,293)
Present value of minimum lease payments	57,113
Less: current portion	(8,421)
$48,692

Schedule of future minimum rental payments for operating leases
2016	$26,727
2017	24,439
2018	18,170
2019	10,031
2020	4,103
Thereafter	8,368
$91,838

Schedule of future minimum payments under service commitments
2016	$7,026
2017	2,803
2018	807
2019	451
2020	79
Thereafter	—
$11,166